Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥)	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3	¥ 0	¥ 0
Transferred from level 3 to level 2			¥ 325,000,000
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2			¥ 2,000,000,000	¥ 2,991,000,000